Stock-based Compensation (Fair Value Assumption of Stock Acquisition Rights) (Detail) - Stock Option Plan [Member] - shares		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Stock-based Compensation [Line Items]
Risk-free interest rate	[1]			0.07%
Expected volatility	[1]			28.03%
Expected term	[1]			4 years
Expected dividend yield	[1]			2.06%
Issuances of stock option plan

[1]	There are no issuances under the Stock Option Plan during the fiscal years ended March 31, 2017 and 2018.